Stock Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Jun. 30, 2022	Jul. 26, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	152,250
Option granted	152,250			1,337,000
Warrant exercise price				$ 0.63	$ 45.00		$ 6.80
Stock based compensation expense	$ 152,034	$ 380,685	$ 2,486,151	$ 1,656,674
Unamortized stock compensation expense	$ 1,204,968		1,009,269	$ 2,375,624
Unvested stock options			$ 2,022,403
2020 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted								400,000
Option granted				360,000
Warrant exercise price				$ 1.3352
Two Thousand Twenty One Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares authorized for issuance			5,436,632					2,336,632
Option granted			2,493,500	1,312,000
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee			1,140,000
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee vested				360,000
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee deemed			780,000
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee deemed dividend expired			360,000
Expenses						$ 1,655,506